STOCK OPTIONS AND SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
STOCK OPTIONS AND SHARE PURCHASE WARRANTS [Text Block]

NOTE 13 – STOCK OPTIONS AND SHARE PURCHASE WARRANTS

(a)	Stock Options

The Stock Option Plan (the “Plan”) is a 10% “rolling” plan pursuant to which the number of common shares reserved for issuance is 10% of the Company’s issued and outstanding common shares as constituted on the date of any grant of options.

The Plan provides for the grant of options to purchase common shares to eligible directors, senior officers, employees and consultants of the Company (“Participants”). The exercise periods and vesting periods of options granted under the Plan are to be determined by the Company with approval from the Board of Directors. The expiration of any option will be accelerated if the participant’s employment or other relationship with the Company terminates. The exercise price of an option is to be set by the Company at the time of grant but shall not be lower than the market price (as defined in the Plan) at the time of grant.

The following table summarizes information about outstanding stock option transactions:

		Weighted
	Number of	average
	options	exercise price
		$
Balance at January 1, 2016	140,738	1.20
Options granted	3,400,000	0.16
Options cancelled	(52,818)	1.26
Options forfeited	(87,920)	1.16
Balance at December 31, 2016 and December 31, 2017	3,400,000	0.16

Details of the stock options as at December 31, 2017 are as follows:

	Outstanding			Exercisable
		Weighted average			Weighted average
	Number	exercise	contractual	Number	exercise	contractual
	of options	price	life (years)	of options	price	life (years)
		$			$
$0.16	3,400,000	0.16	3.43	3,400,000	0.16	3.43

During the year ended December 31, 2017, the Company did not grant any stock options (2016 – 3,400,000). The fair value of the options issued during the year ended December 31, 2016 was estimated using the Black Scholes option pricing model with the following weighted average inputs:

For the year ended December 31	2016

Fair value at grant date	$0.06
Expected volatility	80.35%
Expected option life	1.37 years
Dividends	0.0%
Risk-free interest rate	0.54%
Estimated forfeiture rate	6.85%

Expected volatility is based on historical volatility and average weekly stock prices were used to calculate volatility. Management believes that the annualized weekly average of volatility is the best measure of expected volatility.

(b)	Share Purchase Warrants

The following table summarizes information about warrant transactions:

	Number of	Weighted average
	warrants	exercise price
		$
Balance at January 1, 2016 and December 31, 2016	15,719,540	0.85
Warrants cancelled	(13,000,000)	0.45
Warrants expired	(2,719,540)	2.59
Balance at December 31, 2017	-	-